Short-term debt (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Aug. 17, 1998
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.25%	0.25%	0.25%	0.25%
Principal amount outstanding		$ 5,936		$ 5,960
Medium-term notes of Simec [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate					10.50%
Principal amount outstanding		$ 5,936,000		$ 5,960,000
Medium-term notes of Simec [Member] | USD [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 300		$ 300